Reinsurance - Components of Net Realized Capital Gains (Losses) on Funds Withheld Assets (Details) - Talcott Life & Annuity Re $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Reinsurance
Net realized capital losses	$ (263.1)
Fixed maturities, available-for-sale
Reinsurance
Net realized capital losses	(235.5)
Fixed maturities, trading
Reinsurance
Net realized capital losses	(6.4)
Equity securities
Reinsurance
Net realized capital losses	(2.4)
Mortgage loans
Reinsurance
Net realized capital losses	(24.8)
Derivatives
Reinsurance
Net realized capital losses	2.7
Other
Reinsurance
Net realized capital losses	$ 3.3